UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%
	Shares	Value
CONSUMER DISCRETIONARY — 9.6%
Bed Bath & Beyond*	8,500	$542,725
GNC Holdings, Cl A	11,000	562,210
Macy’s	17,150	912,380
Shaw Communications, Cl B	20,700	456,435
Target	10,100	572,064
Tupperware Brands	6,000	470,160
Walt Disney	12,350	896,734

		4,412,708

CONSUMER STAPLES — 8.0%
Kraft Foods Group	17,383	910,000
Philip Morris International	8,950	699,353
Reynolds American	9,400	455,900
Safeway	12,650	395,186
Sysco	14,600	512,168
Unilever ADR	18,250	681,455

		3,654,062

ENERGY — 12.2%
BP ADR	16,250	761,962
Chevron	5,450	608,383
EOG Resources	3,800	627,912
Exxon Mobil	10,900	1,004,544
National Oilwell Varco	6,600	495,066
Noble	12,950	401,839
Occidental Petroleum	8,700	761,859
Royal Dutch Shell ADR, Cl B	12,550	914,017

		5,575,582

FINANCIALS — 15.0%
Allianz ADR	54,450	905,503
American International Group	16,900	810,524
Annaly Capital Management ‡	64,200	691,434
CBRE Group, Cl A*	20,950	556,013
Citigroup	15,000	711,450
Comerica	14,000	641,200
JPMorgan Chase	15,200	841,472
Prudential Financial	5,500	464,145
SunTrust Banks	20,850	771,867
WR Berkley	12,800	496,128

		6,889,736

HEALTH CARE — 12.1%
Baxter International	6,000	409,800
Bio-Rad Laboratories, Cl A*	3,700	470,344
Cigna	6,500	561,015
Community Health Systems*	9,400	389,254
Hologic*	20,400	435,744
Johnson & Johnson	11,900	1,052,793
Merck	12,400	656,828
Novartis ADR	10,800	853,956

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Pfizer	23,100	$702,240

		5,531,974

INDUSTRIALS — 13.3%
Foster Wheeler*	11,200	335,776
General Electric	34,100	856,933
Koninklijke Philips ADR	18,950	657,565
L-3 Communications Holdings	4,650	516,475
Norfolk Southern	10,600	981,454
Northrop Grumman	4,050	467,978
Rockwell Collins	9,200	695,152
Siemens ADR	5,250	663,022
Trinity Industries	8,500	494,955
Vokswagen*	8,800	428,050

		6,097,360

INFORMATION TECHNOLOGY — 20.1%
Broadcom, Cl A	15,350	456,816
Cisco Systems	49,800	1,091,118
Corning	51,550	887,175
EMC	33,250	805,980
Intel	28,000	687,120
KLA-Tencor	11,800	725,346
NetApp	10,200	431,868
NVIDIA	47,850	751,245
Open Text	4,050	400,545
Oracle	31,300	1,154,970
QUALCOMM	12,650	938,883
SanDisk	4,850	337,318
Xilinx	11,100	515,262

		9,183,646

MATERIALS — 3.4%
Freeport-McMoRan Copper & Gold	22,600	732,466
Monsanto	7,750	825,763

		1,558,229

UTILITIES — 4.5%
Dominion Resources	13,650	926,971
National Grid ADR	8,000	518,240
PPL	20,450	625,157

		2,070,368

TOTAL COMMON STOCK (Cost $36,571,281)		44,973,665

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
JANUARY 31, 2014
(Unaudited)

	Face Amount	Value
REPURCHASE AGREEMENT — 1.7%
Morgan Stanley 0.010%, dated 01/31/14 to be repurchased on 02/03/14, repurchase price $774,870 (collateralized by various U.S. Treasury Bonds, ranging in par value from $202,799 - $438,202, 0.250% - 6.250%, 08/15/15/ - 08/15/23, with a total market value $790,369) (Cost $774,870)	$774,870	$774,870

TOTAL INVESTMENTS — 99.9% (Cost $37,346,151)		$45,748,535

Percentages are based on Net Assets of $45,774,345.

*	Non-income producing security.

‡	Real Estate Investment Trust

ADR	American Depositary Receipt

Cl	Class

†	At January 31, 2014, the tax basis cost of the Portfolio’s investments was $37,346,151, and the unrealized appreciation and depreciation were $9,557,692 and $(1,155,308), respectively.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$44,973,665	$—	$—	$44,973,665
Repurchase Agreement	—	774,870	—	774,870

Total Investments in Securities	$44,973,665	$774,870	$—	$45,748,535

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2014, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014